Consolidated Statements of Changes in Shareholder's Equity (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Series B Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Common Stock [Member]
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01